Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Finished goods	17,737	13,542	1,937
Work in process	33,054	17,689	2,529
Raw materials	7,429	7,935	1,135
	58,220	39,166	5,601